Document and Entity Information	Jan. 12, 2021
Cover [Abstract]
Entity Registrant Name	ACORDA THERAPEUTICS INC
Amendment Flag	false
Entity Central Index Key	0001008848
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-31938
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	420 Saw Mill River Road
Entity Address, City or Town	Ardsley
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10502
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false